Taxation - Net operating tax loss carry forwards (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Operating Loss Carryforwards
Net operating tax loss carry forwards	¥ 369,363
Loss expiring in 2024
Operating Loss Carryforwards
Net operating tax loss carry forwards	29,847
Loss expiring in 2025
Operating Loss Carryforwards
Net operating tax loss carry forwards	33,277
Loss expiring in 2026
Operating Loss Carryforwards
Net operating tax loss carry forwards	46,188
Loss expiring in 2027
Operating Loss Carryforwards
Net operating tax loss carry forwards	73,089
Loss expiring in 2028
Operating Loss Carryforwards
Net operating tax loss carry forwards	30,894
Loss expiring in 2029
Operating Loss Carryforwards
Net operating tax loss carry forwards	32,922
Loss expiring in 2030
Operating Loss Carryforwards
Net operating tax loss carry forwards	39,553
Loss expiring in 2031
Operating Loss Carryforwards
Net operating tax loss carry forwards	53,947
Loss expiring in 2032
Operating Loss Carryforwards
Net operating tax loss carry forwards	24,256
Loss expiring in 2033 and after
Operating Loss Carryforwards
Net operating tax loss carry forwards	¥ 5,390